Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets are comprised of the following:
	December 31,
	2025	2024
Original amount:
Acquired technology	$10,534	$10,534
License	1,000	1,000
Customer relationships	4,717	4,717
Non-competition agreement	974	974
Software development costs	6,818	1,320
Distribution rights	688	688

	24,731	19,233
Accumulated amortization:
Acquired technology	7,435	6,311
License	518	400
Customer relationships	4,289	4,081
Non-competition agreement	974	974
Software development costs	1,572	1,320
Distribution rights	514	426

	15,302	13,512

Intangible assets, net	$9,429	$5,721

Schedule of Future Amortization Expenses	Amortization expenses for future periods are as shown below:
Years ending December 31,	Amount

2026	$2,540
2027	2,637
2028	1,850
2029	1,426
2030	881
2031 and thereafter	95
$9,429